Segment Information - Schedule of Geographical Information (Detail) - TWD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Non-current assets [abstract]
Total non-current assets	$ 18,733,638	$ 16,848,181
ROC [member]
Non-current assets [abstract]
Total non-current assets	18,727,979	16,847,172
Others [Member]
Non-current assets [abstract]
Total non-current assets	$ 5,659	$ 1,009